Valuation and Qualifying Accounts Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013		Dec. 30, 2012		Jan. 01, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 4,182		$ 3,753		$ 3,663
Valuation Allowances and Reserves, Charged to Cost and Expense	13,808		12,242		11,702
Valuation Allowances and Reserves, Deductions	(13,516)		(11,813)		(11,612)
Valuation Allowances and Reserves, Balance	4,474		4,182		3,753
Accrued Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	2,466	[1]	2,215	[1]	2,146	[1]
Valuation Allowances and Reserves, Charged to Cost and Expense	10,559	[1]	8,973	[1]	8,331	[1]
Valuation Allowances and Reserves, Deductions	(10,102)	[1]	(8,722)	[1]	(8,262)	[1]
Valuation Allowances and Reserves, Balance	2,923	[1]	2,466	[1]	2,215	[1]
Allowance for Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	710		682		640
Valuation Allowances and Reserves, Charged to Cost and Expense	480		549		560
Valuation Allowances and Reserves, Deductions	(558)		(521)		(518)
Valuation Allowances and Reserves, Balance	632		710		682
Allowance for Promotions [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	435		396		427
Valuation Allowances and Reserves, Charged to Cost and Expense	1,619		1,583		1,774
Valuation Allowances and Reserves, Deductions	(1,571)		(1,544)		(1,805)
Valuation Allowances and Reserves, Balance	483		435		396
Net Accrued [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	3,611		3,293		3,213
Valuation Allowances and Reserves, Charged to Cost and Expense	12,658		11,105		10,665
Valuation Allowances and Reserves, Deductions	(12,231)		(10,787)		(10,585)
Valuation Allowances and Reserves, Balance	4,038		3,611		3,293
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	466		361		340
Valuation Allowances and Reserves, Charged to Cost and Expense	53		127		77
Valuation Allowances and Reserves, Deductions	(186)		(22)		(56)
Valuation Allowances and Reserves, Balance	333		466		361
Reserve for Cash Discount [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	105		99		110
Valuation Allowances and Reserves, Charged to Cost and Expense	1,097		1,010		960
Valuation Allowances and Reserves, Deductions	(1,099)		(1,004)		(971)
Valuation Allowances and Reserves, Balance	$ 103		$ 105		$ 99

[1]	Includes reserve for customer rebates of $730 million, $642 million and $656 million at December 29, 2013, December 30, 2012 and January 1, 2012, respectively, recorded as a contra asset.